FEDERATED MUNICIPAL SECURITIES FUND, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 30, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MUNICIPAL SECURITIES FUND, INC. (the “Registrant”) Federated Municipal Securities Fund, Inc.

Class A Shares

Class B Shares

Class C Shares

Class F Shares

1933 Act File No. 2-57181

1940 Act File No. 811-2677

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2014, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 76 on May 28, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-1484.

Very truly yours,

/s/ Timothy S. Johnson

Timothy S. Johnson

Assistant Secretary